SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 09, 2021	Mar. 24, 2021	Dec. 31, 2020
Unusual or Infrequent Item, or Both [Line Items]
Rent deferral request granted			$ 4,800
Allowance increase			4,800
Additional granted rental abatements			407,000
Granted rent abatements			3,700
Rent deferral due to lease term adjustment			$ 1,300
Subsequent event
Unusual or Infrequent Item, or Both [Line Items]
Percent of rental payments collected	99.00%	98.00%
Minimum
Unusual or Infrequent Item, or Both [Line Items]
Lease amendment extension term			12 months
Maximum
Unusual or Infrequent Item, or Both [Line Items]
Lease amendment extension term			84 months